Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2023
Organization and Basis of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacturing and sales of injection-molded plastic parts and components and electronic products assembling. The manufacturing activities are subcontracted to subsidiaries operating in the People’s Republic of China (“PRC”). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region (“Hong Kong”) of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of the PRC.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.

COVID-19 Considerations

Prior to December 2022, the PRC government was still adopting zero-COVID policy to prevent the spread of the coronavirus in the community. It resulted some major cities in China being under partially lockdowns or district-based controls.

Though the Company’s two principal manufacturing plants were not located in the cities under lockdowns, our staff were required to be quarantined in designated hotels for 7-21 days when they travelled from Hong Kong to the PRC cities. These border entry restrictions created challenges for productivity and connectivity, and could affect our ability to enhance, develop, and support existing products, detect and prevent production deficiencies, as well as exploring new business opportunities. The Company complied with the health and safety protocols established by the government and had taken steps to safeguard the employees and business operations. These steps included well-planned travel arrangements among the Company’s management team, actively cleaning and sanitizing open public areas to ensure the continuity and smooth supervision over plant production and administration under pandemic conditions. During the year ended March 31, 2023 the Company did not experience a significant negative impact of COVID-19 on its operations, capital and financial position. We did not record material asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2023.

Starting from December 2022, most travel restrictions and quarantine requirements were lifted in China. Although the number of COVID-19 infections in some provinces of China increased during that month, the situation has been significantly improved and gradually normalized.

However, it remains uncertainty as to the future development of the virus or if there would be a new variant with different characteristics. If the PRC government adopted the same policy (i.e. zero-COVID policy) to address this uncertain future situation, it would create the same challenges we had experienced in previous years and hence affect the effectiveness of our operation in China.